Financial instruments - Schedule of Analysis Assumes that all Other Variables (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Variable increase	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
EUR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	$ (1,133)	$ (2,612)
Effect on financial statement	1,133	2,612
GBP
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	428	335
Effect on financial statement	(428)	(335)
ISK
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	17,264	15,089
Effect on financial statement	(17,264)	(15,089)
CHF
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	408	32
Effect on financial statement	(408)	(32)
INR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	3	(35)
Effect on financial statement	(3)	35
SEK
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	455	0
Effect on financial statement	$ (455)	$ 0